Cash Payments For Interest (Net of Amounts Capitalized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Cash payments for interest (net of amounts capitalized)	$ 1,110	$ 1,152	$ 1,023